Intangible Assets Including Goodwill - Future Amortization (Details) $ in Millions	Dec. 31, 2025 USD ($)
Future amortization expense, by year
2026	$ 2,773
2027	2,578
2028	2,081
2029	1,254
2030	812
Thereafter	1,894
Capitalized software
Future amortization expense, by year
2026	490
2027	333
2028	141
2029	0
2030	0
Thereafter	0
Acquired intangibles
Future amortization expense, by year
2026	2,283
2027	2,245
2028	1,939
2029	1,254
2030	812
Thereafter	$ 1,894